General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.  General

On February 10, 2011, we converted from a Delaware limited liability company to a Delaware corporation and we changed our name from Kinder Morgan Holdco LLC to Kinder Morgan, Inc.  Our subsidiary formerly known as Kinder Morgan, Inc. was renamed Kinder Morgan Kansas, Inc., and is also referred to in these financial statements as KMK.  On February 16, 2011, we completed the initial public offering of our common stock (the offering).  All of the common stock that was sold in the offering was sold by our existing investors consisting of funds advised by or affiliated with Goldman Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC.  No members of management sold shares in the offering, and we did not receive any proceeds from the offering.  For additional information on the offering, see Note 10 “Shareholders’ Equity—Kinder Morgan, Inc.—Equity Interests—Initial Public Offering.”

Kinder Morgan, Inc. was formed August 23, 2006 principally for the purpose of acquiring (through a wholly owned subsidiary) all of the common stock of Kinder Morgan Kansas, Inc.  The merger closed on May 30, 2007 with Kinder Morgan Kansas, Inc. continuing as a surviving legal entity.  This transaction is referred to herein as the “Going Private Transaction.  Unless the context requires otherwise, references to “we,” “us,” “our,” “KMI” or the “Company” are intended to mean Kinder Morgan, Inc. and its consolidated subsidiaries including Kinder Morgan Kansas, Inc.

On October 16, 2011, KMI and El Paso Corporation (NYSE: EP) announced a definitive agreement whereby KMI will acquire all of the outstanding shares of EP in a transaction that would, as of the announcement date, create an energy company that would have an enterprise value of approximately $94 billion and would own an interest in approximately 80,000 miles of pipelines.  As of the announcement date, the total purchase price, including the assumption of debt outstanding at both EP and El Paso Pipeline Partners, L.P. (NYSE: EPB), was approximately $38 billion.  See Note 3 —“Acquisitions and Divestitures—Pending Acquisition of El Paso Corporation.”

On March 2, 2012, 100% of our voting shareholders approved the proposed EP acquisition, and on March 9, 2012, more than 95% of voting EP shareholders approved the acquisition.  The close of the merger is expected to occur by the end of May 2012.

On May 1, 2012, the Federal Trade Commission (FTC) voted to accept a proposed settlement order regarding our pending acquisition of EP.  The FTC also granted early termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, allowing the companies to close the transaction.  The settlement order requires us to divest certain assets currently held by KMP to an FTC-approved buyer within 180 days from the date that we consummate the EP acquisition.  As previously announced, the assets included in this disposal group are KMP’s (i) Kinder Morgan Interstate Gas Transmission natural gas pipeline system; (ii) Trailblazer natural gas pipeline system; (iii) Casper and Douglas natural gas processing operations; and (iv) 50% equity investment in the Rockies Express natural gas pipeline system.  In this report, we refer to this combined group of assets as KMP’s FTC Natural Gas Pipelines disposal group.  Under the settlement order, the assets of KMP’s FTC Natural Gas Pipelines disposal group will be held separate from our and KMP’s other businesses until the divestiture is completed.  Prior to our announcement, we included each of the assets in the Natural Gas Pipelines—KMP business segment.

We own the general partner and approximately 11% of the limited partner interests of  KMP.  KMP is a publicly traded pipeline limited partnership whose limited partner units are traded on the New York Stock Exchange under the ticker symbol “KMP.”  Primarily through KMP, we operate or own an interest in approximately 37,000 miles of pipelines and approximately 180 terminals.  These pipelines transport natural gas, gasoline, crude oil, carbon dioxide and other products, and these terminals store petroleum products, chemicals and handle bulk materials like coal and petroleum coke.

Kinder Morgan Management, LLC, referred to in this report as KMR, is a publicly traded Delaware limited liability company.  Kinder Morgan G.P., Inc., the general partner of KMP and a wholly owned subsidiary of ours, owns all of Kinder Morgan Management’s voting shares.  KMR, pursuant to a delegation of control agreement, has been delegated, to the fullest extent permitted under Delaware law, all of Kinder Morgan G.P., Inc.’s power and authority to manage and control the business and affairs of KMP, subject to Kinder Morgan G.P., Inc.’s right to approve certain transactions.